Assets held for sale and liabilities of disposal groups held for sale - Held for sale (Details) - GBP (£) £ in Millions		Jun. 30, 2024	Dec. 31, 2023
Disposal Groups [Abstract]
Disposal groups		£ 619	£ 21,792
Unallocated impairment losses		(48)	(1,548)
Non-current assets held for sale		27	124
Assets held for sale	[1]	598	20,368
Liabilities of disposal groups	[1]	£ 433	£ 20,684

[1]	Includes businesses classified as held-for-sale as part of a broader restructuring of our European business. Refer to Note 11 'Assets held for sale and liabilities of disposal groups held for sale' on page 57.